Discontinued Operation (Summary of Major Classes of Assets and Liabilities from Discontinued Operations) (Details) (Liacom [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Liacom [Member]
Assets of discontinued operation:
Current		$ 3,545
Noncurrent		81
Liabilities of discontinued operation:
Current		1,770
Noncurrent		$ 141